Note 19 - Income Taxes	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]

19. Income Taxes

The Company recorded a provision for income taxes of $13 thousand and $5 thousand for the years ended December 31, 2022 and 2021, respectively. The income tax expense associated with discontinued operations for each of the years ended December 31, 2022 and 2021 is $0.

Net deferred tax assets as of December 31, 2022 and 2021 consist of the following (in thousands):

	December 31, 2022	December 31, 2021
Deferred tax assets:
Accruals and other	$1,738	$3,989
Research credits	7,392	7,275
Net operating loss carryforward	84,325	75,452
Section 59(e) R&D expenditures	3,496	5,070
Section 174 R&D expenditures	981	—
Deferred revenue	—	19,666
Total deferred tax assets	97,932	111,452
Valuation allowance	(97,932)	(111,452)
Net deferred tax assets	$—	$—

Reconciliations of the statutory federal income tax to the Company’s effective tax during the years ended December 31, 2022 and 2021 are as follows (in thousands):

	Year Ended December 31,
	2022	2021
Tax at statutory federal rate	$10,031	$(7,370)
State tax—net of federal benefit	823	231
Acquired assets	1,728	—
Stock options	611	718
Other	340	(20)
Change in valuation allowance	(13,520)	6,446
Provision for income taxes	$13	$5

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of deferred tax assets is dependent on future taxable income, if any, the timing and the amount of which are uncertain. Accordingly, the deferred tax assets have been fully offset by a valuation allowance. The valuation allowance decreased by $13.5 million and increased by $6.4 million during the years ended December 31, 2022 and 2021, respectively.

As of December 31, 2022, the Company had federal net operating loss carryforwards of $346.4 million, of which $114.9 million federal net operating losses generated before January 1, 2018 will begin to expire in 2029. Federal net operating losses of $231.5 million generated from 2018 to 2022 will carryforward indefinitely but are subject to the 80% taxable income limitation. As of December 31, 2022, the Company had state net operating loss carryforwards of $167.9 million, which begin to expire in 2028.

As of December 31, 2022, the Company had federal research credit carryovers of $6.6 million, which begin to expire in 2026. As of December 31, 2022, the Company had state research credit carryovers of $4.1 million, which will carryforward indefinitely.

Under Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, if a corporation undergoes an “ownership change,” generally defined as a greater than 50% change (by value) in its equity ownership over a three-year period, the corporation’s ability to use its pre-change net operating loss carryforwards and other pre-change tax attributes, such as research credits, to offset its post-change income may be limited. Based on an analysis performed by the Company as of December 31, 2013, it was determined that two ownership changes have occurred since inception of the Company. The first ownership change occurred in 2006 at the time of the Series A financing and, as a result of the change, $1.4 million in federal and state net operating loss carryforwards will expire unutilized. In addition, $26 thousand in federal and state research and development credits will expire unutilized. The second ownership change occurred in July 2013 at the time of the underwritten public offering; however, the Company believes the resulting annual imposed limitation on use of pre-change tax attributes is sufficiently high that the limit itself will not result in unutilized pre-change tax attributes.

Uncertain Tax Positions

A reconciliation of the beginning and ending balances of the unrecognized tax benefits during the years ended December 31, 2022 and 2021 is as follows (in thousands):

	Year Ended December 31,
	2022	2021
Unrecognized benefit—beginning of period	$2,635	$2,635
Gross increases—prior period tax positions	—	—
Gross increases—current period tax positions	43	—
Unrecognized benefit—end of period	$2,678	$2,635

The entire amount of the unrecognized tax benefits would not impact the Company’s effective tax rate if recognized.

There were no accrued interest or penalties related to unrecognized tax benefits in the years ended December 31, 2022 and 2021. The Company files income tax returns in the United States, California, and other states. The tax years 2005 through 2014, and 2016 through 2022, remain open in all jurisdictions. The Company is not currently under examination by income tax authorities in U.S. federal, state or foreign jurisdictions. The Company does not anticipate any significant changes within 12 months of this reporting date of its uncertain tax positions.

In March 2020, the Coronavirus Aid, Relief and Economic Security, or CARES, Act was signed into law. The CARES Act included several tax changes as part of its economic package. These changes principally related to expanded net operating loss carryback periods, increases to interest deductibility limitations, and accelerated alternative minimum tax refunds. The Company has evaluated these items and determined that the items do not have a material effect on the Company's financial statements as of December 31, 2021 or 2022. Additionally, the CARES Act enacted the Employee Retention Credit, or ERC, to incentivize companies to retain employees, which was subsequently modified by extension of the CARES Act. Under the provisions of the CARES Act and its subsequent extension, the Company was eligible for ERCs, subject to certain criteria. Accordingly, the Company recorded a reduction in payroll taxes related to ERCs claimed for $1.4 million in the year ended December 31, 2021. These credits were recorded in the consolidated statements of operations as an offset to the related payroll expenses in the respective operating costs and expenses line item and are disclosed within prepaid expenses and other current assets on the Company’s consolidated balance sheets at December 31, 2022.